9. FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

9. FAIR VALUE MEASUREMENTS

We follow FASB ASC 820, "FAIR VALUE MEASUREMENTS AND DISCLOSURES" (“ASC 820”) in connection with assets and liabilities measured at fair value on a recurring basis subsequent to initial recognition. The guidance applies to our derivative liabilities. We had no assets or liabilities measured at fair value on a non-recurring basis for any period reported.

ASC 820 requires that assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories: We measure the fair value of applicable financial and non-financial assets based on the following fair value hierarchy:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

The hierarchy noted above requires us to minimize the use of unobservable inputs and to use observable market data, if available, when determining fair value.

The fair value of our recorded derivative liabilities is determined based on unobservable inputs that are not corroborated by market data, which is a Level 3 classification. We record derivative liabilities on our balance sheet at fair value with changes in fair value recorded in our consolidated statements of operations.

At September 30, 2014, we no longer had any derivative liabilities as all of the holders of the financial instruments that had price antidilution protection waived such price antidilution protection.

Our fair value measurements at the March 31, 2014 reporting date are classified based on the valuation technique level noted in the table below:

Description	March 31, 2014	Quoted Prices in Active Markets for (Level 1)	Significant Other Observable (Level 2)	Significant Unobservable (Level 3)
Derivative Liabilities	$10,679,067	$–	$–	$10,679,067
Total Assets	$10,679,067	$–	$–	$10,679,067

The following outlines the significant weighted average assumptions used to estimate the fair value information presented, in connection with our warrant and embedded conversion option derivative instruments utilizing the Binomial Lattice option pricing model:

The following outlines the significant weighted average assumptions used to estimate the fair value information presented, in connection with our warrant and embedded conversion option derivative instruments utilizing the Binomial Lattice option pricing model:

Six Months Ended September 30, 2013
Risk free interest rate	0.02% - 0.62%
Average expected life	0.25 – 3 years
Expected volatility	78.9% - 104.5%
Expected dividends	None

The table below sets forth a summary of changes in the fair value of our Level 3 financial instruments for the six months ended September 30, 2014:

	April 1, 2014	Recorded New Derivative Liabilities	Change in estimated fair value recognized in results of operations	Reclassification of Derivative Liability to Paid in capital	September 30, 2014

Derivative liabilities	$10,679,067	$–	$–	$(10,679,067)	$–

The table below sets forth a summary of changes in the fair value of our Level 3 financial instruments for the six months ended September 30, 2013:

			Change in	Reclassification
			estimated fair	of Derivative
		Recorded	value recognized	Liability to
	April 1,	New Derivative	in results	Paid in	September 30,
	2013	Liabilities	of operations	capital	2013

Derivative liabilities	$3,588,239	$–	$2,382,877	$(106,501)	$5,864,615

10. FAIR VALUE MEASUREMENTS

We follow FASB ASC 820, "FAIR VALUE MEASUREMENTS AND DISCLOSURES" (“ASC 820”) in connection with financial assets and liabilities measured at fair value on a recurring basis subsequent to initial recognition.

ASC 820 requires that assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

The hierarchy noted above requires us to minimize the use of unobservable inputs and to use observable market data, if available, when determining fair value.

The fair value of our recorded derivative liabilities is determined based on unobservable inputs that are not corroborated by market data, which is a Level 3 classification. We record derivative liabilities on our balance sheet at fair value with changes in fair value recorded in our consolidated statements of operations.  Our fair value measurements at the reporting date were as follows:

At March 31, 2014:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative Liabilities	$–	$–	$10,679,067
Total Assets	$–	$–	$10,679,067

At March 31, 2013:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative Liabilities	$–	$–	$3,588,239
Total Assets	$–	$–	$3,588,239

The following outlines the significant weighted average assumptions used to estimate the fair value information presented for the fiscal years ended March 31, 2014 and 2013, in connection with our April 2011 convertible note, July & August 2011 10% convertible notes and the September 2011 convertible note offerings and with respect to warrant and embedded conversion option derivative instruments utilizing the Binomial Lattice option pricing model:

Fiscal Year Ended March 31, 2014
Risk free interest rate	0.02% - 0.79%
Average expected life	0.25 – 2.8 years
Expected volatility	58.0% - 103.1%
Expected dividends	None

Fiscal Year Ended March 31, 2013
Risk free interest rate	0.05% - 1.56%
Average expected life	0.25 – 3.6 years
Expected volatility	76.0% - 107.1%
Expected dividends	None

The table below sets forth a summary of changes in the fair value of our Level 3 financial instruments for the year ended March 31, 2014:

	April 1,	Recorded New Derivative	Change in estimated fair value recognized in results	Reclassification of Derivative Liability to Paid in	March 31,
	2013	Liabilities	of operations	capital	2014

Derivative liabilities	$3,588,239	$–	$5,729,780	$1,361,048	$10,679,067

The table below sets forth a summary of changes in the fair value of our Level 3 financial instruments for the year ended March 31, 2013:

	April 1,	Recorded New Derivative	Change in estimated fair value recognized in results	Reclassification of Derivative Liability to Paid in	March 31,
	2012	Liabilities	of operations	capital	2013

Derivative liabilities	$3,588,615	$–	$(44,705)	$44,329	$3,588,239